UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01682)

Exact name of registrant as specified in charter: Putnam Voyager Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam Voyager Fund
The fund's portfolio
10/31/07 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Advertising and Marketing Services (1.4%)
Omnicom Group, Inc.	1,868,296	$95,245,730

Aerospace and Defense (7.7%)
Alliant Techsystems, Inc. (NON) (S)	206,000	22,740,340
Boeing Co. (The)	1,448,800	142,837,192
General Dynamics Corp.	1,086,000	98,782,560
L-3 Communications Holdings, Inc. (S)	966,400	105,956,096
United Technologies Corp.	1,917,600	146,868,984
		517,185,172

Automotive (1.1%)
Harley-Davidson, Inc. (S)	1,411,299	72,681,899

Banking (0.6%)
Wells Fargo & Co.	1,168,600	39,744,086

Biotechnology (0.4%)
Genentech, Inc. (NON)	385,400	28,569,702

Building Materials (1.3%)
American Standard Cos., Inc.	1,182,500	44,071,775
Sherwin-Williams Co. (The)	668,800	42,749,696
		86,821,471

Commercial and Consumer Services (1.3%)
Dun & Bradstreet Corp. (The)	483,542	46,831,043
Equifax, Inc.	958,000	36,883,000
		83,714,043

Communications Equipment (4.0%)
Cisco Systems, Inc. (NON)	8,159,000	269,736,540

Computers (4.9%)
Apple Computer, Inc. (NON) (S) (SEG)	1,111,900	211,205,405
Dell, Inc. (NON)	3,261,200	99,792,720
Research in Motion, Ltd. (Canada) (NON)	157,900	19,660,129
		330,658,254

Conglomerates (1.9%)
Danaher Corp. (S)	1,514,300	129,730,081

Consumer Finance (4.0%)
American Express Co.	1,347,400	82,124,030
Capital One Financial Corp.	912,140	59,827,263
Countrywide Financial Corp.	1,983,293	30,780,707
Mastercard, Inc. Class A	517,900	98,167,945
		270,899,945

Consumer Goods (1.2%)
Procter & Gamble Co. (The)	1,201,800	83,549,136

Consumer Services (0.6%)
Liberty Media Holding Corp. - Interactive Class A
(NON) (S)	1,903,685	40,415,233

Electronics (0.9%)
Amphenol Corp. Class A (S)	1,351,800	59,844,186

Financial (0.7%)
Moody's Corp.	995,000	43,501,400

Health Care Services (7.0%)
Aetna, Inc.	1,460,576	82,040,554
Express Scripts, Inc. (NON)	1,324,200	83,557,020
Medco Health Solutions, Inc. (NON)	872,100	82,308,798
UnitedHealth Group, Inc.	2,794,900	137,369,335
WellPoint, Inc. (NON)	1,038,631	82,290,734
		467,566,441

Homebuilding (0.4%)
NVR, Inc. (NON) (S)	53,424	25,416,468

Insurance (2.4%)
American International Group, Inc.	1,962,300	123,860,376
Berkshire Hathaway, Inc. Class B (NON)	7,907	34,901,498
		158,761,874

Investment Banking/Brokerage (8.2%)
Bear Stearns Cos., Inc. (The)	965,300	109,658,080
BlackRock, Inc.	334,240	69,170,968
Blackstone Group LP (The) (NON)	2,014,735	51,234,711
Franklin Resources, Inc.	437,700	56,760,936
Goldman Sachs Group, Inc. (The)	847,420	210,092,366
T. Rowe Price Group, Inc.	789,900	50,743,176
		547,660,237

Lodging/Tourism (1.7%)
Las Vegas Sands Corp. (NON) (S)	356,100	47,389,788
Wyndham Worldwide Corp.	2,052,900	67,396,707
		114,786,495

Machinery (3.1%)
Caterpillar, Inc.	1,493,900	111,459,879
Joy Global, Inc. (S)	663,400	38,517,004
Parker-Hannifin Corp. (S)	418,500	33,634,845
Terex Corp. (NON)	358,900	26,637,558
		210,249,286

Manufacturing (0.2%)
Mettler-Toledo International, Inc. (Switzerland) (NON)	128,419	13,657,361

Media (1.3%)
Walt Disney Co. (The) (S)	2,523,300	87,381,879

Medical Technology (2.7%)
Becton, Dickinson and Co.	788,800	65,833,248
Medtronic, Inc.	2,471,834	117,263,805
		183,097,053

Metals (0.9%)
Freeport-McMoRan Copper & Gold, Inc. Class B	537,900	63,300,072

Oil & Gas (4.8%)
ConocoPhillips	923,600	78,469,056
Devon Energy Corp.	786,100	73,421,740
EOG Resources, Inc.	616,200	54,595,320
Occidental Petroleum Corp.	792,800	54,742,840
Valero Energy Corp.	878,500	61,872,755
		323,101,711

Pharmaceuticals (1.7%)
Johnson & Johnson	1,770,200	115,363,934

Publishing (1.7%)
McGraw-Hill Cos., Inc. (The)	2,309,700	115,577,388

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A (NON)	2,675,904	65,238,540

Restaurants (2.3%)
Starbucks Corp. (NON) (S)	2,592,400	69,165,232
Yum! Brands, Inc.	2,072,300	83,451,521
		152,616,753

Retail (8.5%)
Abercrombie & Fitch Co. Class A	442,900	35,077,680
Best Buy Co., Inc. (S)	2,351,100	114,075,372
CVS Caremark Corp. (S)	3,055,900	127,644,943
Home Depot, Inc. (The) (S)	1,891,000	59,585,410
Lowe's Cos., Inc. (S)	3,165,200	85,112,228
Ross Stores, Inc.	1,428,300	38,592,666
Staples, Inc. (S)	4,649,000	108,507,660
		568,595,959

Semiconductor (0.7%)
Applied Materials, Inc. (S)	1,102,247	21,405,637
KLA-Tencor Corp.	460,200	24,229,530
		45,635,167

Software (8.6%)
Adobe Systems, Inc. (NON)	2,391,600	114,557,640
Autodesk, Inc. (NON)	875,900	42,831,510
Microsoft Corp. (S)	7,568,500	278,596,483
Oracle Corp. (NON)	6,369,900	141,220,683
		577,206,316

Technology Services (8.3%)
Accenture, Ltd. Class A (Bermuda)	1,594,902	62,280,923
Automatic Data Processing, Inc.	998,500	49,485,660
Cognizant Technology Solutions Corp. (NON)	1,522,600	63,126,996
eBay, Inc. (NON) (S)	2,968,875	107,176,388
Google, Inc. Class A (NON)	392,361	277,399,227
		559,469,194

Transportation Services (0.4%)
Expeditors International of Washington, Inc. (S)	561,940	28,462,261

Trucks & Parts (0.5%)
WABCO Holdings, Inc.	624,566	31,740,444

Total common stocks (cost $5,837,711,350)		$6,607,181,711

SHORT-TERM INVESTMENTS (8.9%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.69% and
due dates ranging from November 1, 2007 to
November 28, 2007 (d)	$563,738,141	$562,824,420
Interest in $630,000,000 joint tri-party repurchase
agreement dated October 31, 2007 with Deutsche Bank
Securities, Inc. due November 1, 2007 with respect to
various U.S. Government obligations -- maturity value
of $4,483,616 for an effective yield of 4.95%
(collateralized by Fannie Mae, Federal Home Loan
Banks, Freddie Mac and Ginnie Mae securities with
coupon rates ranging from zero % to 12.50% and due
dates ranging from November 1, 2007 to
December 15, 2046 valued at $642,600,168)	4,483,000	4,483,000
Putnam Prime Money Market Fund (e)	26,813,870	26,813,870

Total short-term investments (cost $594,121,290)		$594,121,290

TOTAL INVESTMENTS

Total investments (cost $6,431,832,640) (b)		$7,201,303,001

FUTURES CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	376	$16,938,800	Dec-07	$290,207
S&P 500 Index (Long)	192	74,635,200	Dec-07	401,422

Total				$691,629

NOTES

(a) Percentages indicated are based on net assets of $6,712,359,965.

(b) The aggregate identified cost on a tax basis is $6,432,458,771, resulting in gross unrealized appreciation and depreciation of $1,072,822,006 and $303,977,776, respectively, or net unrealized appreciation of $768,844,230.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2007, the value of securities loaned amounted to $548,399,978. The fund received cash collateral of $562,824,420 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $251,553 for the period ended October 31, 2007. During the period ended October 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $280,378,384 and $279,695,749, respectively.

(S) Securities on loan, in part or in entirety, at October 31, 2007.

At October 31, 2007, liquid assets totaling $691,275 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007